Restructuring (Tables)	9 Months Ended
Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Operations and support	$174	$795
Marketing	84	592
Product development	138	1,741
General and administrative	116	623
Total restructuring charges	$512	$3,751